Consolidated Statements Of Stockholders' Equity (USD $) In Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings/(Deficit) [Member]	Total
Balance at Dec. 31, 2007	$ 2,250	$ 6,340	$ 364,262	$ (422)	$ (59,649)	$ 312,781
Balance, shares at Dec. 31, 2007	2,250	34,821		(16)
Net income (loss)					121,774	121,774
Offering of common stock		806	224,405			225,211
Offering of common stock, shares		4,030
Employee stock plans		39	10,879			10,918
Employee stock plans, shares		194
Director stock grants		3	579			582
Director stock grants, shares		16
Shares Issued Pursuant To Share Lending Agreement		(1,498)
Repurchases of stock				(485)		(485)
Repurchases of stock, shares				(16)
Retirement of stock				614		614
Retirement of stock, shares				22
Dividends					(6,047)	(6,047)
Balance at Dec. 31, 2008	2,250	7,188	600,125	(293)	56,078	665,348
Balance, shares at Dec. 31, 2008	2,250	37,563		(10)
Net income (loss)					(250,986)	(250,986)
Capped call option redemption		(53)				(53)
Capped call option redemption, shares		(266)
Equity portion of convertible notes			31,165			31,165
Employee stock plans		28	5,991			6,019
Employee stock plans, shares		139
Director stock grants		3	54			57
Director stock grants, shares		16
Repurchases of stock				(1,132)		(1,132)
Repurchases of stock, shares				(44)
Retirement of stock				1,014		1,014
Retirement of stock, shares				34
Dividends					(6,047)	(6,047)
Balance at Dec. 31, 2009	2,250	7,166	637,335	(411)	(200,955)	445,385
Balance, shares at Dec. 31, 2009	2,250	37,452		(20)
Net income (loss)					(262,120)	(262,120)
Employee stock plans		52	7,502			7,554
Employee stock plans, shares		282
Employee stock option exercise		1	9			10
Director stock grants		5	301			306
Director stock grants, shares		24
Repurchases of stock		3	(1)	(1,113)		(1,111)
Repurchases of stock, shares				(65)
Retirement of stock		(15)	(1,313)	1,328
Retirement of stock, shares		(73)		73
Other			(5)			(5)
Dividends					(6,047)	(6,047)
Balance at Dec. 31, 2010	$ 2,250	$ 7,212	$ 643,828	$ (196)	$ (469,122)	$ 183,972
Balance, shares at Dec. 31, 2010	2,250	37,685		(12)